Benefit Plans - Change in Plan Assets and Reconciliation of Funded Status (Details) - Retirement Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 67,421	$ 59,641
Actual gain on plan assets	8,549	9,491
Benefit payments and actual expenses	(1,738)	(1,711)
Fair value of plan assets at end of year	74,232	67,421
Funded status at end of year	$ 52,797	$ 45,829